LONG-TERM DEBT - Principal Repayments (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Long-term debt	CAD 12,692	CAD 15,330
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Long-term debt	14,555	CAD 16,197
2019
Disclosure of detailed information about borrowings [line items]
Long-term debt	900
2020
Disclosure of detailed information about borrowings [line items]
Long-term debt	900
2021
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,450
2022
Disclosure of detailed information about borrowings [line items]
Long-term debt	CAD 600